Brown Advisory - WMC Japan Equity Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 90.7%	Shares	Value
Japan – 90.7% Communication Services - 4.0%
KDDI Corp.	295,322	$4,664,805
Nippon Telegraph & Telephone Corp.	2,388,794	2,308,702
		6,973,507

Consumer Discretionary - 14.0%
ABC-Mart, Inc.	61,514	1,147,687
Adastria Co. Ltd.	54,107	1,032,377
Aisin Corp.	106,637	1,164,785
ASKUL Corp.	152,175	1,551,149
Honda Motor Co. Ltd.	275,244	2,490,841
Isuzu Motors Ltd.	238,410	3,241,803
Sega Sammy Holdings, Inc.	105,430	2,035,723
Sekisui House Ltd.	92,952	2,080,464
Shimamura Co. Ltd.	25,748	1,475,738
Sony Group Corp.	202,862	5,133,019
Suzuki Motor Corp.	158,701	1,948,074
Yamaha Motor Co. Ltd.	125,897	1,007,972
		24,309,632

Consumer Staples - 2.3%
Asahi Group Holdings Ltd.	313,960	4,011,332

Financials - 13.8%
77 Bank Ltd.	53,031	1,701,333
Dai-ichi Life Holdings, Inc.	454,180	3,467,904
Marui Group Co. Ltd.	100,852	1,833,792
Mebuki Financial Group, Inc.	411,685	2,020,643
Mitsubishi UFJ Financial Group, Inc.	182,632	2,489,972
Mizuho Financial Group, Inc.	89,436	2,454,458
MS&AD Insurance Group Holdings, Inc.	95,244	2,071,352
Resona Holdings, Inc.	148,700	1,298,420
Sumitomo Mitsui Trust Group, Inc.	163,388	4,112,684
T&D Holdings, Inc.	116,400	2,491,314
		23,941,872

Health Care - 9.0%
Astellas Pharma, Inc.	416,762	4,056,971
Daiichi Sankyo Co. Ltd.	221,853	5,283,182
Kyowa Kirin Co. Ltd.	70,103	1,023,269
M3, Inc. (a)	118,530	1,354,021
Otsuka Holdings Co. Ltd.	9,787	505,891
Shionogi & Co. Ltd.	230,643	3,481,491
		15,704,825

Industrials - 19.2%
dip Corp.	134,691	2,019,363
en Japan, Inc.	91,133	1,002,496
Fuji Corp.	140,364	1,977,364
Hikari Tsushin, Inc.	4,233	1,092,513
ITOCHU Corp.	39,965	1,855,293
JGC Holdings Corp.	108,630	856,527
Marubeni Corp.	163,593	2,624,329
MISUMI Group, Inc.	225,768	3,757,840
Open Up Group, Inc.	149,346	1,889,764
OSG Corp.	99,600	1,088,472
Persol Holdings Co. Ltd.	1,778,633	2,963,566
Sankyu, Inc.	14,670	602,885
SIGMAXYZ Holdings, Inc.	189,700	1,200,327
TechnoPro Holdings, Inc.	135,966	3,010,969
THK Co. Ltd.	34,781	852,568
Toyo Tanso Co. Ltd.	62,654	1,652,437
Toyota Industries Corp.	15,788	1,350,304
Toyota Tsusho Corp.	139,351	2,347,766
Ushio, Inc.	108,739	1,349,026
		33,493,809

Information Technology - 9.4%
BIPROGY, Inc.	81,696	2,521,504
Canon Marketing Japan, Inc.	40,506	1,381,534
Future Corp.	174,531	2,025,871
Koa Corp.	82,361	517,439
Maruwa Co. Ltd./Aichi	1,587	328,340
Nichicon Corp.	127,938	1,049,130
Optorun Co. Ltd.	74,853	768,076
Rohm Co. Ltd.	185,800	1,795,130
Tokyo Electron Ltd.	25,321	3,472,335
Tokyo Seimitsu Co. Ltd.	20,189	1,093,422
Ulvac, Inc.	38,615	1,332,145
		16,284,926

Materials - 15.3%
ADEKA Corp.	137,507	2,483,032
Aica Kogyo Co. Ltd.	61,449	1,352,797
ARE Holdings, Inc.	162,344	2,151,946
Fuso Chemical Co. Ltd.	129,122	2,985,749
KH Neochem Co. Ltd.	119,566	2,017,484
Lintec Corp.	101,600	1,882,831
Mitsubishi Gas Chemical Co., Inc.	121,920	1,904,837
Nippon Soda Co. Ltd.	69,104	1,342,773
Nissan Chemical Corp.	56,500	1,682,185
NOF Corp.	187,900	2,553,606
Osaka Soda Co. Ltd.	5,400	58,974
Shin-Etsu Chemical Co. Ltd.	162,969	4,650,348
Yamato Kogyo Co. Ltd.	30,494	1,616,782
		26,683,344

Real Estate - 3.7%
Daito Trust Construction Co. Ltd.	25,345	2,593,408
Mitsubishi Estate Co. Ltd.	234,791	3,837,878
		6,431,286
TOTAL COMMON STOCKS (Cost $158,199,914)		157,834,533

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.5%	Shares	Value
Japan - 1.5%
LaSalle Logiport	2,742	2,547,500
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,597,074)		2,547,500

EXCHANGE TRADED FUNDS - 0.4%	Shares	Value
Japan – 0.4%
iShares MSCI Japan ETF	9,880	677,373
TOTAL EXCHANGE TRADED FUNDS (Cost $666,302)		677,373

SHORT-TERM INVESTMENTS - 5.6%	Shares	Value
Money Market Funds - 5.6%
First American Government Obligations Fund - Class Z, 4.23% (b)	9,811,354	9,811,354
TOTAL SHORT-TERM INVESTMENTS (Cost $9,811,354)		9,811,354

TOTAL INVESTMENTS - 98.2% (Cost $171,274,644)		170,870,760
Other Assets in Excess of Liabilities - 1.8%		3,219,817
TOTAL NET ASSETS - 100.0%		$174,090,577
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Brown Advisory - WMC Japan Equity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$505,891	$157,328,642	$–	$157,834,533
Real Estate Investment Trusts - Common	–	2,547,500	–	2,547,500
Exchange Traded Funds	677,373	–	–	677,373
Money Market Funds	9,811,354	–	–	9,811,354
Total Investments	$10,994,618	$159,876,142	$–	$170,870,760

Refer to the Schedule of Investments for further disaggregation of investment categories.